Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17.	COMMITMENTS AND CONTINGENCIES
Commitments
The Group had no significant commitments as of December 31, 2025.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.